Other Current Liablities	12 Months Ended
Dec. 31, 2015
Other Current Liablities [Abstract]
OTHER CURRENT LIABLITIES
NOTE 5:-	OTHER CURRENT LIABLITIES

	December 31,
	2014	2015

Provision for professional fees	$135,485	$443,695
Grants received in advance	-	115,062
Provision for legal claims	40,000	40,000
Other	30,638	35,593

	$206,123	$634,350